COMMITMENTS AND CONTINGENCIES (Details Narrative)								1 Months Ended			12 Months Ended
	Oct. 31, 2024 USD ($) a $ / shares	Dec. 29, 2023 USD ($) $ / shares shares	Nov. 10, 2023 USD ($) a	Oct. 04, 2023 $ / shares shares	Apr. 20, 2023 $ / shares shares	Jul. 28, 2022 USD ($)	Jul. 11, 2022 USD ($)	Sep. 30, 2024 USD ($) a	Apr. 30, 2023 shares	Mar. 31, 2023 USD ($) a	Oct. 31, 2024 USD ($) a $ / shares	Oct. 31, 2023 USD ($) $ / shares	Sep. 09, 2024 $ / shares	Feb. 26, 2024 $ / shares	Oct. 16, 2023 $ / shares	Oct. 31, 2022 USD ($)
Loss Contingencies [Line Items]
Annual retainer, additional											$ 267,659	$ 3,341
Share price | $ / shares													$ 3.60		$ 5.40
Common stock, par value | $ / shares	$ 0.0001										$ 0.0001	$ 0.0001		$ 0.0001
Warrant [Member]
Loss Contingencies [Line Items]
Issuance of common stock for cash, net, shares | shares					5,000
Debt Instrument, Term					5 years
Share price | $ / shares					$ 66.00
IPO [Member]
Loss Contingencies [Line Items]
Directors fees											$ 223,170	$ 156,154
Issuance of common stock for cash, net, shares | shares									18,750
Director [Member]
Loss Contingencies [Line Items]
Annual retainer, additional							$ 50,000
Board Committee [Member]
Loss Contingencies [Line Items]
Annual retainer, additional							$ 10,000
Advisors [Member]
Loss Contingencies [Line Items]
Non refundable payment						$ 25,000
Agreement with advisors, description				i) a cash fee 7.5% of the aggregate proceeds raised in the sale and ii) warrants to purchase a number of common shares equal to 5% of the number of common shares initially issuable upon conversion of each note tranche; warrants to purchase 4,167 and 2,750 common shares with exercise prices of $26.40 and $11.00 for the first and second tranches, respectively, were issued to Spartan as of January 31, 2024. Such warrants may be exercised beginning 6 months after issuance until four- and one-half years thereafter.		the Company’s initial public offering (“IPO”), a cash fee of 7.5%, warrants to purchase a number of common shares equal to 5% of the aggregate number of common shares placed in the IPO and reimbursement of other expenses.
Shares issued warrants to purchase | shares		2,750		4,167
Exercise price of warrants or rights | $ / shares		$ 11.00		$ 26.40
ARLO Agreement [Member]
Loss Contingencies [Line Items]
Area of land | a			960
Percentage of interest			20.00%
Payments to acquire loans and lease			$ 2,000,000
ARLO Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Payments to acquire loans and lease			$ 500,000
Amended AR Agreement [Member]
Loss Contingencies [Line Items]
Amount agreed to fund		$ 200,000
Amended ARLO Agreement [Member]
Loss Contingencies [Line Items]
Area of land | a								960
Percentage of interest		2.00%						17.75%
Total purchase price of lease		$ 500,000
Proceeds from lease payments	$ 225,000
Percentage of interest to acquire infrastructure	2.25%										2.25%
Stock Issued During Period, Value, Stock Options Exercised								$ 1,775,000
Working interest percentage								17.75%
Proceeds from Stock Options Exercised								$ 1,775,000
Parcel 1 [Member]
Loss Contingencies [Line Items]
Area of land | a	480										480
Parcel 2 [Member]
Loss Contingencies [Line Items]
Area of land | a	320										320
Leasehold [Member]
Loss Contingencies [Line Items]
Area of land | a	800										800
First Aforementioned [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a	8,417										8,417
Non refundable payment																$ 252,512
Second Aforementioned [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a	160										160
Delay rental payments	$ 30										$ 30
First Group [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a										360
Lease, term										20 years
Payments for rent										$ 25
Second Group [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a										307.75
Lease, term										20 years
Payments for rent										$ 30